Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income	$ 787	$ 820	$ 968
Income from discontinued operations, net of tax		(32)	(104)
Income from continuing operations	787	788	864
Depreciation of property, plant and equipment	166	170	167
Amortization of intangibles and other assets	48	58	63
Deferred income tax provision	48	112	124
Stock-based employee compensation expense	59	59	57
Contributions to employee savings plans in L-3 Holdings' common stock	114	125	113
Amortization of pension and postretirement benefit plans net loss and prior service cost	83	68	48
Amortization of bond discounts and deferred debt issue costs (included in interest expense)	6	7	13
Goodwill impairment charge			43
Equity in losses of unconsolidated subsidiaries		3	12
Other non-cash items	2	9	11
Changes in operating assets and liabilities, excluding amounts from acquisitions, divestitures, and discontinued operations:
Billed receivables	(42)	147	(13)
Contracts in process	94	(126)	(121)
Inventories	2	(35)	(14)
Other assets	(81)	11	(6)
Accounts payable, trade	45	81	(35)
Accrued employment costs	(5)	(13)	(23)
Accrued expenses	(6)	(100)	67
Advance payments and billings in excess of costs incurred	(50)	36	(39)
Income taxes	39	(48)	(18)
Excess income tax benefits related to share-based payment arrangements	(4)	(3)	(2)
Other current liabilities	(4)	(52)	4
Pension and postretirement benefits	14	(64)	(83)
All other operating activities	(52)	(2)	(1)
Net cash from operating activities from continuing operations	1,263	1,231	1,231
Investing activities:
Contribution received from the spin-off of Engility		335
Business acquisitions, net of cash acquired	(62)	(348)	(20)
Proceeds from sale of a business	4	5	1
Capital expenditures	(209)	(210)	(187)
Dispositions of property, plant and equipment	12	5	6
Cash from equity investees		20
Other investing activities	(6)	(7)	1
Net cash used in investing activities from continuing operations	(261)	(200)	(199)
Financing activities:
Proceeds from sale of senior notes			1,143
Redemption of senior subordinated notes		(500)	(1,150)
Redemption of CODES			(11)
Borrowings under revolving credit facility	1,893	596	625
Repayment of borrowings under revolving credit facility	(1,893)	(596)	(625)
Common stock repurchased	(800)	(872)	(958)
Dividends paid on L-3 Holdings' common stock	(199)	(195)	(188)
Proceeds from exercise of stock options	128	19	22
Proceeds from employee stock purchase plan	36	39	46
Debt issue costs		(6)	(11)
Excess income tax benefits related to share-based payment arrangements	4	3	2
Other financing activities	(18)	(15)	(14)
Net cash used in financing activities from continuing operations	(849)	(1,527)	(1,119)
Effect of foreign currency exchange rate changes on cash and cash equivalents	(2)	7	(4)
Cash from (used in) discontinued operations:
Operating activities		75	253
Investing activities			(4)
Financing activities		(1)	(1)
Cash from discontinued operations		74	248
Net (decrease) increase in cash and cash equivalents	151	(415)	157
Cash and cash equivalents, beginning of the year	349	764	607
Cash and cash equivalents, end of the year	$ 500	$ 349	$ 764